Foreign Exchange Gain (Loss), Net - Schedule of Foreign exchange gain (loss), net (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Assets:
Tax credits	$ 10.8	$ 3.4	$ (14.2)
Trade accounts receivable and contract assets	11.8	41.6	(1.9)
Cash and cash equivalents and financial investments	(10.0)	4.4	2.4
Others	8.9	(12.3)	4.0
Total Assets	21.5	37.1	(9.7)
Liabilities:
Loans and financing	(0.4)	0.3	3.9
Contract liabilities	(0.3)	0.0	(1.0)
Provisions	(14.5)	(6.5)	12.3
Taxes and charges payable	(3.2)	(1.4)	4.0
Other payables	(1.0)	(6.6)	5.9
Suppliers	(7.5)	(1.0)	(2.7)
Provisions for contingencies	(4.3)	(2.1)	3.2
Others	2.6	5.0	5.5
Total Liabilities	(28.6)	(12.3)	31.1
Net monetary and foreign exchange variations	(7.1)	24.8	21.4
Derivative financial instruments	6.6	3.4	4.1
Foreign exchange gain (loss), net	$ (0.5)	$ 28.2	$ 25.5